Leases - Statement of profit or loss and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial position relating to leases
Depreciation, right-of-use assets	$ 3,399	$ 2,735	$ 1,764
Interest expense (included in finance cost)	412	201	117
Expense relating to short-term leases	212	264	137
Expense relating to leases of low-value assets that are not shown above as short-term leases	7	6	6
Cash outflow for leases	4,500	3,000
Right-of-use assets Buildings
Financial position relating to leases
Depreciation, right-of-use assets	2,714	2,262	1,472
Right-of-use assets Vehicles
Financial position relating to leases
Depreciation, right-of-use assets	651	441	261
Lease equipment
Financial position relating to leases
Depreciation, right-of-use assets	$ 34	$ 32	$ 31